Share-based compensation - Schedule of non-vested restricted equity activity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 CNY (¥) shares
Noncontrolling Interest	¥ 22,209,344
Gogo Glocal Holding Limited [Member]
Vested Shares | shares	1,810,754
Minority Interest Ownership Percentage By Noncontrolling Owners	17.80%
Noncontrolling Interest	¥ 22,209,344